General Information - Schedule of Consolidated Subsidiaries (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Gravity Interactive, Inc.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Subsidiary	Gravity Interactive, Inc.
Location	U.S.A.
Ownership interest held by the Gravity (%)	100.00%	100.00%
Fiscal Year End	December
Main business	Online and mobile game services
Gravity NeoCyon, Inc. (Formerly, NeoCyon, Inc.)
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Subsidiary	Gravity NeoCyon, Inc. (Formerly, NeoCyon, Inc.)
Location	Korea
Ownership interest held by the Gravity (%)	99.53%	99.24%
Fiscal Year End	December
Main business	Mobile game development and service
Gravity Communications Co.,Ltd.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Subsidiary	Gravity Communications Co.,Ltd.
Location	Taiwan
Ownership interest held by the Gravity (%)	100.00%	100.00%
Fiscal Year End	December
Main business	Online and mobile game services
Gravity Entertainment Corporation
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Subsidiary	Gravity Entertainment Corporation
Location	Japan
Ownership interest held by the Gravity (%)		100.00%
Fiscal Year End	December
Main business	Animation production, distribution, and game services
PT. Gravity Game Link
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Subsidiary	PT. Gravity Game Link
Location	Indonesia
Ownership interest held by the Gravity (%)	70.00%	70.00%
Fiscal Year End	December
Main business	Online and mobile game services
Gravity Game Tech Co.,Ltd.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Subsidiary	Gravity Game Tech Co.,Ltd.
Location	Thailand
Ownership interest held by the Gravity (%)	100.00%	100.00%
Fiscal Year End	December
Main business	Online and mobile game services
Gravity Game Arise Co., Ltd.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Subsidiary	Gravity Game Arise Co., Ltd.
Location	Japan
Ownership interest held by the Gravity (%)	100.00%	100.00%
Fiscal Year End	December
Main business	Online and mobile game services